Fair Value Measurements	12 Months Ended
Oct. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements
4.	Fair Value Measurements
The Company did not have any financial assets or liabilities that required fair value measurement on a recurring basis as of October 31, 2023.
The following table presents the Company’s fair value hierarchy for financial liabilities measured at fair value as of October 31, 2022:

		October 31, 2022
Description	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Observable Inputs (Level 3)
Liabilities
Convertible debenture embedded derivative liabilities	$3,791	$—	$—	$3,791
Warrant liabilities	11,456	—	—	11,456

Total financial liabilities	$15,247	$—	$—	$15,247

As of October 31, 2022, the Company had no financial assets that required fair value measurement on a recurring basis.
As of October 31, 2022, the Company had Level 3 financial liabilities that were measured at fair value on a recurring basis. The Company’s convertible debenture embedded derivative liabilities and warrant liabilities were carried at fair value determined using Level 3 inputs in the fair value hierarchy. The assumptions underlying these valuations represented management’s best estimate, which involved inherent uncertainties and the application of management’s judgment, and these valuations are sensitive to changes in the unobservable inputs. As a result, if the Company had used different assumptions or estimates, or if there are changes to the unobservable inputs, the fair value of the warrants could have been materially different.
During the year ended October 31, 2023 and 2022, there were no transfers or reclassifications between fair value measure levels of liabilities. The carrying values of all financial current assets, accounts payable and accrued expenses approximate their fair values due to the short-term nature of these assets and liabilities.

Convertible Debentures Embedded Derivative Liabilities
The Company’s convertible debentures contained equity conversion options, and certain repayment features, that have been identified as a single compound embedded derivative requiring bifurcation from the host contract for the convertible debentures for which the fair value has not been elected. The Company estimated the fair value of the convertible debenture embedded derivative liabilities on issuance using a probability weighted scenario expected return model. The estimated probability and timing of underlying events triggering the conversion and liquidity repayment features and probability of exercise of the extension features within the convertible debentures as well as discount rates, volatility and share prices are inputs used to determine the estimated fair value of the embedded derivative.
The assumptions ranges that the Company used to determine the fair value of the convertible debentures embedded derivative liabilities for the 2022 Notes and BDC Notes that were outstanding as of each respective period (refer to Note 9 for description of notes) were as follows:

	Immediately prior to settlement on October 31, 2023	As of October 31, 2022
Probability of qualified financing*	100%		60%
Volatility**	n/a		85%
Class C Preferred Share price (CAD)**	n/a		$2.20
Liquidity price at conversion of listing event***	$8.84		n/a
Fair value of common share at conversion of listing event***	$21.70	$	n/a
Discount rate****	18.4%		10.4-18.4%
Expected time to respective scenarios	0.0 years		0.4 years

*
The probability represents the cumulated probabilities of conversion at various dates before maturity. The probability includes the probability of a SPAC transaction (which corresponds to a listing event for the 2022 Notes and to a liquidity event for the BDC Notes).

**
Volatility and Class C Preferred share price is not applicable and expected time to scenario is 0.0 years as of October 31, 2023 as the 2022 Notes converted to shares upon the Reverse Recapitalization and the BDC Notes were repaid in full.

***
The liquidity price at the conversion of a listing event represents the conversion price of the 2022 Notes upon the merger with FEAC, and the fair value per common share at conversion of a listing event represents the quoted market price of the FEAC common shares on the close of the market on October 31, 2023, immediately prior to the settlement upon the completion of the Reverse Recapitalization.

****	Discount rate includes credit risk, discount for lack of marketability and other factors considered in the model.
Upon the close of the Reverse Recapitalization the 2022 Notes were converted and exchanged for common shares of the Company, resulting in an extinguishment of the 2022 Notes and related embedded derivative liability. Further the BDC Note was repaid in full and the related embedded derivative liability was extinguished. Refer to Note 3 and Note 9. Immediately prior to the conversion and exchange of the 2022 Notes as part of the Reverse Recapitalization, the embedded derivative was measured to a fair value of $24.8 million. Further immediately prior to the repayment of the BDC Note, the embedded derivative liability was measured to a fair value of $0.4 million.

The following table provides a summary of the change in the estimated fair value of the Company’s convertible debentures embedded derivative liabilities for the year ended October 31, 2023, and 2022.

Total
Balance as of October 31, 2021	$602
Fair value of convertible debenture embedded derivative liabilities recognized upon issuance	3,500
Change in fair value of convertible debenture embedded derivative liabilities	(269)
Foreign exchange rate translation adjustment	(42)

Balance as of October 31, 2022	3,791

Change in fair value of convertible debenture embedded derivative liabilities	21,421
Foreign exchange rate translation adjustment	5
Settlement of derivative liability in accordance with repayment and conversion of convertible debentures upon the consummation of the Reverse Recapitalization	(25,217)

Balance as of October 31, 2023	$—

April 2023 Notes
The Company elected the fair value option of accounting for the April 2023 Notes. The Company recorded the April 2023 Notes at fair value upon the date of issuance, which was determined to be the total cash proceeds received of $8.0 million and was considered a Level 3 measurement within the fair value hierarchy. The April 2023 Notes were repaid through the issuance of $8.0 million in aggregate amount of convertible notes and warrants issued as part of the 2023 Financing. No change in fair value was recorded on the April 2023 Notes during the year ended October 31, 2023, given the close proximity between the issuance date of the notes and the repayment date. As of October 31, 2023, the April 2023 Notes are no longer outstanding.
May 2023 Notes
The Company elected the fair value option of accounting for the May 2023 Notes. At issuance and for periods prior to the settlement of the May 2023 Notes, the Company estimated the fair value of the May 2023 Notes using a probability weighted scenario expected return model and was considered a Level 3 measurement per the fair value hierarchy. As part of the issuance of the May 2023 Notes, the Company also issued warrants which were determined to be freestanding, liability classified and measured at fair value. Refer below. The Company recorded both the May 2023 Notes and warrants issued as part of the 2023 Financing at fair value upon issuance, which totaled the amount of proceeds received on an aggregate basis, and subsequently remeasured the financial instruments to fair value at each reporting date.

The assumptions that the Company used to determine the fair value of the May 2023 Notes as of the issuance date are as follows:

As of Issuance Date
Probability of qualified financing*	60%
Volatility	85%
Class C Preferred Share Price (CAD)	$2.074
Liquidity price at conversion of listing event**	$8.42
Fair value of common share at conversion of listing event**	$10.25
Discount rate***	40.8%
Expected time to respective scenarios	0.3 years

*
The probability represents the cumulated probabilities of conversion at various dates before maturity. The probability includes the probability of a SPAC transaction (which corresponds to a listing event for the 2023 Notes).

**
The liquidity price at the conversion of a listing event represents the conversion price of the 2023 Notes upon the merger with FEAC, and the fair value per common share at conversion of a listing event represents the price per share of the Newco upon the merger with FEAC, as set forth in the Business Combination Agreement.

***	Discount rate includes credit risk, discount for lack of marketability and other factors considered in the model.
Immediately prior to the conversion and exchange of the May 2023 Notes as part of the Reverse Recapitalization, the notes were remeasured to a fair value of $93.3 million. The fair value immediately prior to the settlement was determined using the quoted market price of $21.70 per share for the FEAC common shares on the close of business on October 31, 2023, which was determined to be fair value of the common share on settlement, and considering the 4,298,463 shares of the Company issued to the holders of the May 2023 Notes upon the consummation of the Reverse Recapitalization.
The following table provides a summary of the change in the estimated fair value of the Company’s 2023 Notes for the year ended October 31, 2023. Upon the close of the Reverse Recapitalization the 2023 Notes were exchanged for common shares of the Company, resulting in an extinguishment of the 2023 Notes. Refer to Note 3 and Note 9.

Total
Balance as of October 31, 2022	$—
Issuance of May 2023 Notes	37,043
Change in fair value of May 2023 Notes	56,212
Settlement of 2023 Notes upon the consummation of the Reverse Recapitalization	(93,255)

Balance as of October 31, 2023	$—

Warrant Liabilities
Prior to the consummation of the Reverse Recapitalization, Old enGene issued warrants to purchase redeemable convertible preferred shares as part of the issuance of certain redeemable convertible preferred shares, convertible debentures, and term loan (the “Preferred Share Warrants”). Upon the close of the Reverse Recapitalization, the Preferred Share Warrants were surrendered for no consideration and the fair value was determined to be zero. The Company estimated the fair value of its Preferred Share Warrant liabilities using a Modified Black-Scholes option-pricing model, which included assumptions that are based on the individual characteristics of the Preferred Share Warrants on the valuation date, and assumptions related to the fair value of the underlying redeemable convertible preferred shares, expected volatility, expected life, dividends, risk-free interest rate and discount for lack of marketability (“DLOM”). Due to the nature of these inputs, the Preferred Share Warrants are considered a Level 3 liability.
The weighted average expected life of the Preferred Share Warrants was estimated based on the weighting of scenarios considering the probability of different terms up to the contractual term of 10 years in light of the expected timing of a future exit event, which includes a SPAC transaction. The Company determines the expected volatility based on an analysis of reported data for a group of guideline companies that have issued instruments with substantially similar terms. The expected volatility has been determined using a weighted average of the historical volatility measures of this group of guideline companies. The risk-free interest rate is determined by reference to the Canadian treasury yield curve in effect at the time of measurement of the warrant liabilities for time periods approximately equal to the weighted average expected life of the warrants. The Company has not paid, and did not anticipate paying, cash dividends on its redeemable convertible preferred shares; therefore, the expected dividend yield is assumed to be zero.
Because there was no public market for the underlying redeemable convertible preferred shares, the Company determined their fair value based on third-party valuations. Initially, the estimated enterprise equity value of the Company was determined using a market approach and/or cost approach by considering the weighting of scenarios estimated using a back-solve method based on recent financing transactions of the Company. This value was then allocated towards the Company’s various securities of its capital structure using an option pricing method, or OPM, and a waterfall approach based on the order of the superiority of the rights and preferences of the various securities relative to one another. Significant assumptions used in the OPM to determine the fair value of redeemable convertible preferred shares include volatility, DLOM, and the expected timing of a future liquidity event such as an IPO, SPAC transaction or sale of the Company, in light of prevailing market conditions. This valuation process creates a range of equity values both between and within scenarios.
In addition to considering the results of these valuations, the Company considered various objective and subjective factors to determine the fair value of the Company’s preferred shares as of each valuation date, including the prices at which the Company sold redeemable convertible preferred in the most recent transactions, external market conditions, the progress of the Company’s research and development programs, the Company’s financial position, including cash on hand, and its historical and forecasted performance and operating results, and the lack of an active public market for the Company’s redeemable convertible preferred shares, among other factors.
The assumptions that the Company used to determine the fair value of the Preferred Share Warrant liabilities as of October 31, 2022 were as follows:

As of October 31, 2022
Weighted average expected life (in years)	3.0
Expected volatility	78.0%
Risk-free interest rate	3.92%
Expected dividend yield	—
Preferred share price – Class C (CAD)	$2.20
Exercise price – Class C (CAD)	$2.632

The warrants issued by Old enGene as part of the 2023 Financing (the “2023 Warrants”) were concluded to be freestanding, liability classified instruments upon issuance, which were subsequently reclassified to equity upon the consummation of the Reverse Recapitalization. See Note 9. The Company estimated the fair value of the 2023 Warrants based on the underlying quoted market price of the FEAC public warrants, prior to the close of the Reverse Recapitalization. The 2023 Warrants were classified as a Level 2 measurement given they are substantially similar to FEAC public warrants. The price used to value the 2023 Warrants as of the issuance date and immediately prior to the consummation of the Reverse Recapitalization was $0.53 and $0.74, per warrant, respectively, which represented the quoted market price of the FEAC public warrants on each date.
The following table provides a summary of the change in the estimated fair value of the Company’s warrant liabilities for the year ended October 31, 2023:

Total
Balance as of October 31, 2021	$9,088
Warrant liabilities recognized upon issuance of term loan	90
Change in fair value of warrant liabilities	3,326
Foreign exchange rate translation adjustment	(1,048)

Balance as of October 31, 2022	11,456
Warrant liability recognized upon issuance of May 2023 Notes	1,420
Change in fair value of warrant liabilities	(10,849)
Foreign exchange rate translation adjustment	(44)
Reclassification of 2023 Warrants to equity upon consummation of the Reverse Recapitalization	(1,983)

Balance as of October 31, 2023	$—